Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Statement of comprehensive income
Profit after tax		£ 1,159		£ 2,469
Other comprehensive income/(loss) that may be recycled to profit or loss:
Currency translation reserves	[1]	1,220		177
Fair value through other comprehensive income reserve	[1]	137		380
Cash flow hedging reserve	[1]	912		528
Other	[1]	(6)		0
Other comprehensive income that may be recycled to profit	[1]	2,263		1,085
Other comprehensive (loss)/income not recycled to profit or loss:
Retirement benefit remeasurements	[1]	645		(140)
Fair value through other comprehensive income reserve		(515)	[1]	125
Own credit	[1]	496		44
Other comprehensive income not recycled to profit	[1]	626		29
Other comprehensive income for the period		2,889		1,114
Total comprehensive income for the period		4,048		3,583
Attributable to:
Equity holders of the parent		4,011		3,549
Non-controlling interests		37		34
Total comprehensive income for the period		£ 4,048		£ 3,583

[1]	Reported net of tax